Segment Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 market country
Records management
Segment information
Number of countries | country	63
Consumer Storage
Segment information
Number of markets	31
GLOBAL DATA CENTER BUSINESS | United States
Segment information
Number of markets	9
GLOBAL DATA CENTER BUSINESS | Non-US
Segment information
Number of markets	7